Interest-Bearing Borrowings - Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2025	¥ 7,952,531	¥ 7,936,388
2026	443,069,349	1,248,252,531
2027	7,986,869	106,369,349
2028	8,005,121	10,337,558
2029	8,840,140	8,005,121
Thereafter	72,847,807	395,220,575
Total	548,701,817	1,776,121,522
Investors of consolidated VIEs [Member]
Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2025
2026	435,100,000	1,240,300,000
2027		98,400,000
2028		2,350,689
2029
Thereafter	24,450,000	337,950,000
Total	459,550,000	1,679,000,689
Commercial bank A [Member]
Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2025	7,550,000	7,550,000
2026	7,550,000	7,550,000
2027	7,550,000	7,550,000
2028	7,550,000	7,550,000
2029	7,550,000	7,550,000
Thereafter	29,570,834	37,120,833
Total	67,320,834	74,870,833
Commercial bank B [Member]
Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2025	402,531	386,388
2026	419,349	402,531
2027	436,869	419,349
2028	455,121	436,869
2029	1,290,140	455,121
Thereafter	18,826,973	20,149,742
Total	¥ 21,830,983	¥ 22,250,000